Property and equipment, net - Summary of Movements in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Property, Plant and Equipment [Roll Forward]
Balance, beginning of year	$ 16,400	$ 15,532
Additions	6,488	9,820
Depreciation	(7,210)	(8,535)	$ (7,018)
Foreign currency translation adjustment	(1,488)	1,079
Assets held for sale	0	(1,496)
Balance, end of year	$ 14,190	$ 16,400	$ 15,532